UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2007

                      Tax Exempt Money Market Fund



[LOGO OF USAA]
   USAA(R)

                          USAA TAX EXEMPT
                                MONEY MARKET Fund

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   SEPTEMBER 30, 2007

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    1

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Portfolio of Investments                                                 10

    Notes to Portfolio of Investments                                        31

    Financial Statements                                                     32

    Notes to Financial Statements                                            35

EXPENSE EXAMPLE                                                              42

ADVISORY AGREEMENT                                                           44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

[PHOTO OF CHRISTOPHER W. CLAUS]          IN MY OPINION, INCOME TAXES FOR
                                   INDIVIDUALS AND BUSINESSES COULD INCREASE
                                      AFTER THE 2008 PRESIDENTIAL ELECTION.

                                                       "

                                                                    October 2007
--------------------------------------------------------------------------------

         Tax-exempt securities are looking better and better. Yes, they have always appealed to investors because of the tax-free income they provide. But they may become even more attractive in the years ahead as our nation grapples with its financial challenges and the federal government seeks additional sources of revenue to deal with them.

         The United States remains engaged in an expensive war on terrorism, which has created hardships for many military families and stretched the national budget. Meanwhile, baby boomers are reaching retirement age without adequate savings, putting the Social Security system at risk. At some point, the government's funding needs - for the war, Social Security, Medicare, and other pressing concerns - will likely require additional revenue. In my opinion, income taxes for individuals and businesses could increase after the 2008 presidential election. A hike in taxes on capital gains and dividend payments is also possible.

         Tax-exempt investments may be desirable for two other reasons - inflation and interest rates. Inflation remains the Federal Reserve Board's (the Fed's) primary concern; as of this writing, it is running within the Fed's so-called "comfort zone" of 2% or less, even though oil prices are at record levels. If economic growth continues to moderate, inflationary pressures may dissipate, an outcome that seems likely given the downturn in the residential housing market.

         Under these circumstances, I encourage our members to at least match their investments with their investment horizons, locking in the higher yields of longer maturity funds wherever possible. For taxpayers in the 25% or higher marginal tax brackets, tax-exempt securities may be

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         particularly valuable because their interest income is free from federal taxes and, in some cases, state taxes.

         At USAA Investment Management Company, we continue to be pleased with the performance of our tax-exempt bond funds, all of which are four- and five-star rated by Morningstar. Even though our municipal funds had no direct exposure to subprime lending and their credit ratings remained secure, their prices were affected by problems among subprime lenders, borrowers, and mortgage holders. In the turmoil, many investors fled to quality, increasing demand for U.S. Treasury securities at the expense of all other asset classes. By mid-August, municipal bonds were a bargain.

         Our funds - like the bond market as a whole - rebounded sharply after the Fed cut the discount rate on August 7, then followed up by cutting the federal funds rate by one-half a percentage point on September 18. We expect the Fed to reduce short-term interest rates further. In recognition of this possibility, we believe 10-year Treasury yields should continue trading at around 4.5% over the next 12 months.

         From all of us here, thank you for your business. We will continue working hard to provide you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                           MORNINGSTAR RATINGS(TM)                                  # funds
                         for period ending 9/30/2007                                   in       # funds    # funds
USAA                                                            Morningstar         Overall/       in         in
Fund Name                 Overall   3-Year  5-Year   10-Year    Category             3-Year      5-Year    10-Year
------------------------------------------------------------------------------------------------------------------
CALIFORNIA BOND           ****       4        4        4        Muni California        151        141        116
                                                                  Long

FLORIDA TAX-FREE          ****       4        4        4        Muni Florida            49         49         46
  INCOME

NEW YORK BOND             ****       4        4        5        Muni New York          108        103         85
                                                                  Long

TAX EXEMPT                *****      4        5        5        Muni National          256        245        189
  LONG-TERM                                                       Long

TAX EXEMPT                *****      5        5        5        Muni National          244        213        128
  INTERMEDIATE-TERM                                               Intermediate

TAX EXEMPT                ****       4        4        4        Muni National          129         91         60
  SHORT-TERM                                                      Short

VIRGINIA BOND             *****      5        5        5        Muni Single State      312        291        243
                                                                    Intermediate
------------------------------------------------------------------------------------------------------------------

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8181 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF JOHN C. BONNELL]                 [PHOTO OF DALE R. HOFFMANN]

JOHN C. BONNELL, CFA                       DALE R. HOFFMANN
USAA Investment Management Company         USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2007, TO SEPTEMBER 30, 2007?

         The USAA Tax Exempt Money Market Fund performed well for the six-month period ended September 30, 2007. For that time period, iMoneyNet, Inc. ranked the Fund 21 out of 121 tax-exempt money market funds. Rankings are based on six-month net compound unannualized returns. The Fund had a return of 1.69%, compared to 1.56% for the category.

WHAT WERE THE MARKET CONDITIONS?

         In September, the Federal Reserve Board (the Fed) reduced short-term interest rates from 5.25% to 4.75%. The rate cut came in response to a liquidity squeeze in the bond markets, sparked by problems in the subprime mortgage sector. Fed governors appeared to believe that the risk of a recession and the need for liquidity outweighed the possibility that cheaper borrowing costs (in the form of lower interest rates) would increase inflationary pressures.

         Yields on short-term municipal securities trended up at the beginning of the period, then trended down through the end of September. From 3.56% in April 2007, the yield on the Bond Buyer One-Year Note Index rose to a high of 3.71% in June.

         REFER TO PAGE 7 FOR BENCHMARK DEFINITION.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         THE BOND BUYER ONE-YEAR NOTE INDEX IS BASED ON ESTIMATED YIELDS FOR THEORETICAL NEW ONE-YEAR NOTE ISSUES FROM 10 STATE AND LOCAL ISSUERS:
         CALIFORNIA, COLORADO, IDAHO, LOS ANGELES COUNTY, MICHIGAN, NEW JERSEY, NEW YORK CITY, PENNSYLVANIA, TEXAS, AND WISCONSIN. THE INDEX IS AN UNWEIGHTED AVERAGE OF THE AVERAGE ESTIMATED BID-SIDE YIELDS FOR THE 10 ISSUES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         Thereafter, the yield began a steady decline in anticipation of Fed rate cuts and continued to decline through the end of September, when it reached a low of 3.42%.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         We concentrated our purchases in variable-rate demand notes (VRDNs), because they generally offered higher yields than fixed-rate issues. The VRDNs that the Fund currently invests in also provide flexibility because they can be sold back to issuers at par value (100% of face value) with a notice of seven days or less. Despite the Fed's cut, yields on VRDNs - which reset daily or weekly - remained relatively high over the six-month period. The SIFMA Municipal Swap Index, the index of seven-day VRDNs, averaged 3.74% during the six months, ending the period at 3.84%. We expect VRDNs to continue to offer a better relative value than fixed-rate issues in the near term.

WHAT IS THE OUTLOOK?

         The slowdown in the housing market remains the wild card for both the economic outlook and Fed policy, although the impact has so far been mitigated by strong employment data and continued consumer spending. We believe the Fed may lower the federal funds rate again before the end of 2007. Regardless of the Fed's timing, we will continue to seek to manage your Fund to maximize the tax-exempt income you receive.

         Thank you for the trust you have placed in us. Rest assured that we will continue to work diligently on your behalf.

         THE SECURITIES INDUSTRY AND FINANCIAL MARKETS ASSOCIATION (SIMFA) MUNICIPAL SWAP INDEX, PRODUCED BY MUNICIPAL MARKET DATA, IS A SEVEN-DAY HIGH-GRADE MARKET INDEX COMPRISED OF TAX-EXEMPT VARIABLE-RATE DEMAND OBLIGATIONS FROM MUNICIPAL MARKET DATA'S EXTENSIVE DATABASE.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND (Ticker Symbol: USEXX)

OBJECTIVE
--------------------------------------------------------------------------------

         Interest income that is exempt from federal income tax and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests in high-quality, tax-exempt securities with maturities of 397 days or less.

--------------------------------------------------------------------------------
                                          9/30/07                   3/31/07
--------------------------------------------------------------------------------
Net Assets                            $2,506.2 Million          $2,419.3 Million
Net Asset Value Per Share                  $1.00                     $1.00

--------------------------------------------------------------------------------
                                           9/30/07                   3/31/07
--------------------------------------------------------------------------------
Dollar-Weighted Average
   Portfolio Maturity                      17 Days                   20 Days

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/07
--------------------------------------------------------------------------------

3/31/07 TO 9/30/07       1 YEAR       5 YEARS       10 YEARS       7-DAY YIELD
     1.69%*              3.30%         1.91%          2.43%            3.43%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                             7-DAY YIELD COMPARISON

                        [CHART OF 7-DAY YIELD COMPARISON]

                               USAA TAX EXEMPT                 IMONEYNET
                              MONEY MARKET FUND                 AVERAGE
                              -----------------                ---------
 9/25/2006                          3.25%                        3.00%
10/30/2006                          3.14                         2.90
11/27/2006                          3.22                         2.98
12/26/2006                          3.46                         3.08
 1/29/2007                          3.20                         2.96
 2/26/2007                          3.25                         3.00
 3/26/2007                          3.21                         2.99
 4/30/1937                          3.49                         3.20
 5/29/2007                          3.44                         3.17
 6/25/2007                          3.33                         3.07
 7/30/2007                          3.26                         2.99
 8/27/2007                          3.45                         3.19
 9/24/2007                          3.36                         3.12

                                   [END CHART]

              DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 9/24/07.

         The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------------
                   TOP 10 INDUSTRIES
                   (% of Net Assets)
-------------------------------------------------------

Municipal Finance                                 20.1%

General Obligation                                12.2%

Education                                          9.9%

Electric Utilities                                 7.9%

Hospital                                           6.5%

Special Assessment/Tax/Fee                         5.7%

Multifamily Housing                                3.6%

Community Service                                  3.2%

Nursing/CCRC                                       3.1%

Sales Tax                                          3.0%
-------------------------------------------------------

                     PORTFOLIO MIX
                        9/30/07

                          [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                        91.4%
Put Bonds                                          5.4%
Fixed-Rate Instruments                             3.1%

                      [END CHART]

         PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-30.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE OF $10,000

       [CHART OF CUMULATIVE PERFORMANCE]

                                 USAA TAX EXEMPT
                                  MONEY MARKET
                                      FUND
                                 ---------------
09/30/97                          $10,000.00
10/31/97                           10,028.88
11/30/97                           10,056.22
12/31/97                           10,088.78
01/31/98                           10,116.63
02/28/98                           10,141.63
03/31/98                           10,169.86
04/30/98                           10,200.03
05/31/98                           10,228.88
06/30/98                           10,259.89
07/31/98                           10,288.30
08/31/98                           10,316.51
09/30/98                           10,345.19
10/31/98                           10,372.70
11/30/98                           10,400.51
12/31/98                           10,428.73
01/31/99                           10,453.73
02/28/99                           10,474.53
03/31/99                           10,501.88
04/30/99                           10,527.98
05/31/99                           10,554.54
06/30/99                           10,584.37
07/31/99                           10,610.28
08/31/99                           10,638.22
09/30/99                           10,666.04
10/31/99                           10,693.02
11/30/99                           10,724.53
12/31/99                           10,757.58
01/31/00                           10,786.57
02/29/00                           10,814.81
03/31/00                           10,846.61
04/30/00                           10,877.48
05/31/00                           10,921.59
06/30/00                           10,957.46
07/31/00                           10,992.53
08/31/00                           11,028.77
09/30/00                           11,064.08
10/31/00                           11,103.85
11/30/00                           11,141.14
12/31/00                           11,176.54
01/31/01                           11,208.20
02/28/01                           11,238.08
03/31/01                           11,266.17
04/30/01                           11,299.90
05/31/01                           11,330.14
06/30/01                           11,354.44
07/31/01                           11,378.72
08/31/01                           11,399.35
09/30/01                           11,417.08
10/31/01                           11,437.43
11/30/01                           11,453.92
12/31/01                           11,466.71
01/31/02                           11,478.35
02/28/02                           11,489.27
03/31/02                           11,500.60
04/30/02                           11,512.89
05/31/02                           11,526.79
06/30/02                           11,537.14
07/31/02                           11,547.96
08/31/02                           11,559.60
09/30/02                           11,570.59
10/31/02                           11,583.96
11/30/02                           11,596.11
12/31/02                           11,605.86
01/31/03                           11,614.54
02/28/03                           11,622.68
03/31/03                           11,631.17
04/30/03                           11,640.15
05/31/03                           11,649.87
06/30/03                           11,657.13
07/31/03                           11,662.63
08/31/03                           11,668.25
09/30/03                           11,674.34
10/31/03                           11,681.47
11/30/03                           11,688.29
12/31/03                           11,695.91
01/31/04                           11,702.37
02/29/04                           11,707.74
03/31/04                           11,713.75
04/30/04                           11,720.88
05/31/04                           11,727.34
06/30/04                           11,734.04
07/31/04                           11,741.06
08/31/04                           11,748.89
09/30/04                           11,758.55
10/31/04                           11,771.25
11/30/04                           11,783.46
12/31/04                           11,797.28
01/31/05                           11,810.11
02/28/05                           11,823.82
03/31/05                           11,839.27
04/30/05                           11,859.98
05/31/05                           11,883.80
06/30/05                           11,903.68
07/31/05                           11,922.87
08/31/05                           11,943.58
09/30/05                           11,966.29
10/31/05                           11,987.95
11/30/05                           12,012.45
12/31/05                           12,041.89
01/31/06                           12,066.75
02/28/06                           12,091.56
03/31/06                           12,120.70
04/30/06                           12,148.67
05/31/06                           12,180.55
06/30/06                           12,215.03
07/31/06                           12,245.68
08/31/06                           12,277.79
09/30/06                           12,310.37
10/31/06                           12,341.75
11/30/06                           12,373.71
12/31/06                           12,409.84
01/31/07                           12,441.02
02/28/07                           12,471.58
03/31/07                           12,506.01
04/30/07                           12,539.12
05/31/07                           12,576.03
06/30/07                           12,611.39
07/31/07                           12,644.78
08/31/07                           12,683.74
09/30/07                           12,715.80

                  [END CHART]

              DATA FROM 9/30/97 THROUGH 9/30/07.

         The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

             (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank N.V., Bank of America, N.A., Bank of New York, Bayerische Hypovereinsbank AG, Bear Stearns Co., Branch Banking & Trust Co., BNP Paribas, Citibank, N.A., Citigroup, Inc., Deutsche Bank AG, Deutsche Postbank, Dexia Credit Local, Goldman Sachs Group, Inc., JPMorgan Chase Bank, N.A., Lehman Brothers Holdings, Inc., Merrill Lynch & Co., Morgan Stanley, U.S. Bank, N.A., or Wachovia Bank, N.A.

             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Du Pont (E.I.) De Nemours and Co., Fannie Mae, Lehman Brothers Holdings, Inc., Merrill Lynch & Co., Minnesota GO, Montana Board of Investments Intercap Program, Monumental Life Insurance Co., Morgan Stanley, National Rural Utility Corp., or Texas Permanent School Fund.

             (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., N.A., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance.

12

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                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             BAN       Bond Anticipation Note
             COI       Certificate of Indebtedness
             COP       Certificate of Participation
             CP        Commercial Paper
             CRVS      Custodial Residual and Variable Securities
             EDA       Economic Development Authority
             EDC       Economic Development Corp.
             GO        General Obligation
             IDA       Industrial Development Authority/Agency
             IDB       Industrial Development Board
             IDRB      Industrial Development Revenue Bond
             ISD       Independent School District
             MFH       Multifamily Housing
             PCRB      Pollution Control Revenue Bond
             P-FLOAT   Puttable Floating Option Tax-Exempt Receipts
             PUTTER    Puttable Tax-Exempt Receipts
             RB        Revenue Bond
             ROC       Reset Option Certificates
             SPEAR     Short Puttable Exempt Adjustable Receipts
             TR        Trust Receipts

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (91.4%)

             ALABAMA (4.1%)
             Birmingham Medical Clinic Board RB,
  $ 6,500      Series 1998 (LOC - Wachovia Bank, N.A.)                   3.92%        10/01/2028      $    6,500
    3,730      Series 2002A (LOC - Columbus Bank &
               Trust Co.)                                                4.13          2/01/2012           3,730
    2,500    Cleburne County Economic and Industrial
               Development Auth. RB,
               Series 2005 (LOC - Bank of New York)                      4.00         11/01/2030           2,500
    2,365    Huntsville Educational Building RB,
               (Oakwood College Project)
               (LOC - First Commercial Bank)                             4.04         12/01/2022           2,365
    2,515    Marengo County Port Auth. RB
               (LOC - Compass Bank)                                      4.00          7/01/2026           2,515
             Mobile Special Care Facilities Financing Auth. RB,
    2,250      Series 2001 (LOC - Wachovia Bank, N.A.)                   3.96          7/01/2021           2,250
    1,320      Series 2001 (LOC - Wachovia Bank, N.A.)                   3.96          6/01/2026           1,320
   13,335    Ridge Improvement District Bond,
               Series 2000 (LOC - Regions Bank)                          4.00         10/01/2025          13,335
   16,275    Southeast Gas District RB,
               Series 2003B (LIQ)(INS)                                   4.00          6/01/2023          16,275
    8,500    Spanish Fort Redevelopment Auth. RB,
               Series 2007, Macon Trust,
               Series 2007-306 (LIQ)(LOC - Bank of
               America, N.A.)(a)                                         3.93          3/01/2012           8,500
    6,095    Sumiton Educational Building Auth. RB,
               (East Walker Education and Development
               Project) (LOC - First Commercial Bank)                    4.04          5/01/2032           6,095
             Tuscaloosa County Port Auth. RB,
   32,500      Series 2006 (LOC - Compass Bank)                          3.93         12/01/2031          32,500
    5,000      Series 2006B (LOC - Columbus Bank &
               Trust Co.)                                                4.00         12/01/2026           5,000
                                                                                                      ----------
                                                                                                         102,885
                                                                                                      ----------
             ARIZONA (0.3%)
    8,500    Verrado Western Overlay Community Facilities
               District GO, Series 2004
               (LOC - Compass Bank)                                      3.93          7/01/2029           8,500
                                                                                                      ----------
             ARKANSAS (0.2%)
    5,175    Texarkana IDRB, Series 1991
               (LOC - PNC Bank, N.A.)                                    3.99          3/01/2021           5,175
                                                                                                      ----------

14

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
             CALIFORNIA (0.5%)
  $12,000    SPEAR, Series DB-332 (LIQ)(INS)(a)                          3.99%         8/01/2036      $   12,000
                                                                                                      ----------
             COLORADO (4.0%)
    5,000    Arista Metropolitan District Parking
               Special Ltd. RB, Senior
               Series 2006A (LOC - Compass Bank)                         3.95         12/01/2030           5,000
             Brighton Crossing Metropolitan
               District No. 4 Bonds,
    2,800      Series 2004 (LOC - Compass Bank)                          3.99         12/01/2034           2,800
    3,350      Series 2005 (LOC - Zions First National Bank)             3.94         12/01/2035           3,350
             Denver Urban Renewal Auth. Tax Increment RB,
    3,915      Series 2002 (LOC - Zions First National Bank)             3.95         12/01/2015           3,915
    6,830      Series 2006A (LOC - Compass Bank)                         3.93          9/01/2017           6,830
   12,200      Series 2006C (LOC - Compass Bank)                         3.93          9/01/2017          12,200
             Educational and Cultural Facilities Auth. RB,
    6,950      Series 2004 (LOC - Zions First National Bank)             4.01          6/01/2034           6,950
    9,875      Series 2004 (LOC - Western Corp.
               Federal Credit Union)                                     3.89          7/01/2034           9,875
    2,390    El Paso County Economic Development RB,
               Series 1996 (LOC - JPMorgan Chase
               Bank, N.A.)                                               4.10         11/01/2021           2,390
    4,395    Erie COP, Series 2005 (LOC - Key Bank, N.A.)                3.89         11/01/2035           4,395
             Health Facilities Auth. RB,
    1,035      Series 1995 (LOC - JPMorgan Chase
               Bank, N.A.)                                               4.10          9/01/2015           1,035
    1,355      Series 1998C (LOC - JPMorgan Chase
               Bank, N.A.)                                               4.10          1/01/2018           1,355
   18,060      Series 2007A, SPEAR, Series DBE-115
               (LIQ)(LOC - Deutsche Bank AG)(a)                          4.02          2/15/2037          18,060
    1,700    Housing and Finance Auth. IDA RB,
               Series 2003 (LOC - U.S. Bank, N.A.)                       3.94          4/01/2009           1,700
             Postsecondary Educational Facilities Auth. RB,
    1,145      Series 1996 (LOC - Wells Fargo Bank, N.A.)                3.94          6/01/2011           1,145
    1,925      Series 1998 (LOC - JPMorgan Chase
               Bank, N.A.)                                               4.10          4/01/2013           1,925
    7,350    Regional Transportation District Sales Tax RB,
               Series 2006A, ROC Trust II-R,
               Series 10118 (INS)(LIQ)(a)                                3.92         11/01/2036           7,350
    6,650    Timnath Development Auth. RB,
               Series 2007 (LOC - Compass Bank)                          3.92         12/01/2029           6,650

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
  $ 4,500    Triview Metropolitan District GO,
               Series 2006A (LOC - Compass Bank)                         3.70%        11/01/2023      $    4,501
                                                                                                      ----------
                                                                                                         101,426
                                                                                                      ----------
             DELAWARE (0.3%)
    6,600    EDA IDA RB, Series 1984                                     3.98         12/01/2014           6,600
                                                                                                      ----------
             FLORIDA (5.5%)
    5,825    Board of Education GO, P-FLOAT,
               Series EC-1049 (LIQ)(a)                                   3.97          6/01/2019           5,825
   14,220    Board of Education, Lottery RB, P-FLOAT,
               Series EC-1001 (INS)(LIQ)(a)                              3.97          7/01/2012          14,220
   13,590    Brevard County Housing Finance Auth. RB,
               Series 1998, P-FLOAT,
               Series MT-304 (LIQ)(NBGA)(a)                              4.01         12/01/2032          13,590
   15,995    Broward County Housing Finance Auth. RB,
               Series 1985, P-FLOAT,
               Series MT-310 (LIQ)(NBGA)(a)                              4.01          9/01/2032          15,995
    1,700    Broward County School Board COP,
               Series 2006A, PUTTER,
               Series 1344 (INS)(LIQ)(a)                                 3.92          1/01/2014           1,700
             Collier County School Board COP,
    7,280      Series 2005, P-FLOAT,
               Series MT-462 (INS)(LIQ)(a)                               3.95          2/15/2021           7,280
   18,130      Series 2006, ROC Trust II-R,
               Series 7032 (LIQ)(INS)(a)                                 4.15          2/15/2024          18,130
    1,000    Dade County IDA RB, Series 1982                             4.40         11/15/2017           1,000
    1,830    Environmental Protection Forever RB,
               Series 2003A, P-FLOAT,
               Series EC-1026 (INS)(LIQ)(a)                              3.97          7/01/2013           1,830
    1,665    Hillsborough County IDA Hospital RB,
               Series 2006, ROC Trust II-R,
               Series 643CE (LIQ)(LOC - Citibank, N.A.)(a)               3.92         10/01/2041           1,665
    2,000    Jacksonville PCRB, Series 1995                              4.04          5/01/2029           2,000
   11,000    Lee Memorial Health System Hospital RB,
               Series 1985D                                              3.94          4/01/2020          11,000
    2,500    Martin County Health Facilities Auth. RB,
               Series 2007A (LOC - Wachovia Bank, N.A.)                  3.80         11/15/2032           2,500
    2,535    Miami-Dade County School Board COP,
               Series 2006A, EAGLE Tax-Exempt Trust,
               Series 20060071 (INS)(LIQ)(a)                             4.16         11/01/2031           2,535

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
  $ 3,325    Orange County School Board Leasing Corp. COP,
               Series 2007A, SPEAR,
               Series DB-269 (LIQ)(INS)(a)                               3.99%         8/01/2022      $    3,325
   10,000    Palm Beach County RB, Series 2003
               (LOC - Commerce Bank, N.A., Cherry Hill)                  3.95          5/01/2033          10,000
    5,795    Pasco County School Board COP,
               Series 2007A, ROC Trust II-R,
               Series 11084 (LIQ)(INS)(a)                                4.15          8/01/2024           5,795
    5,000    Tallahassee Energy System RB,
               Series 2005, EAGLE Tax-Exempt Trust,
               Series 20060018 (LIQ)(INS)(a)                             3.93         10/01/2035           5,000
   14,075    University of North Florida Financing Corp.
               Capital Improvement RB, Series 2007, SPEAR,
               Series DB-271 (LIQ)(INS)(a)                               3.95         11/01/2027          14,075
                                                                                                      ----------
                                                                                                         137,465
                                                                                                      ----------
             GEORGIA (0.8%)
    1,225    Athens-Clarke County Unified Government
               Development Auth. RB, Series 2006
               (LOC - Columbus Bank & Trust Co.)                         3.89          7/01/2026           1,225
   10,000    Atlanta Subordinate Lien Tax Allocation
               Bonds, Series 2006 (LOC - Wachovia
               Bank, N.A.)(a)                                            3.94         12/01/2024          10,000
    1,109    Brunswick and Glynn County Development
               Auth. RB, Series 2007 (LOC - Columbus
               Bank & Trust Co.)                                         3.89          1/01/2027           1,109
    5,860    Columbus Development Auth. RB,
               Series 2004 (LOC - Columbus Bank &
               Trust Co.)                                                3.91         12/01/2033           5,860
    1,080    Peachtree Development Auth. RB,
               Series 1988 (LOC - SunTrust Bank)                         3.98          7/01/2010           1,080
                                                                                                      ----------
                                                                                                          19,274
                                                                                                      ----------
             ILLINOIS (6.9%)
    8,880    Bolingbrook, Will and DuPage Counties
               Tax Increment RB, Series 2005
               (LOC - Sumitomo Mitsui Banking Corp.)                     3.90          1/01/2025           8,880
   12,175    Brighton Crossing Metropolitan
               District No. 4 Bonds, Series 2006A,
               ABN AMRO MuniTOPS Certificates Trust,
               Series 2006-33 (LIQ)(INS)(a)                              3.93          6/30/2014          12,175

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
  $ 9,465    Chicago GO, Series 2007A, SPEAR,
               Series DB-334 (LIQ)(INS)(a)                               3.95%         1/01/2029      $    9,465
    6,185    Community College District No. 540 Counties
               of De Witt, Ford, Livingston, Logan, McLean
               and Tazewell GO, Series 2007, SPEAR,
               Series DB-267 (LIQ)(INS)(a)                               3.99         12/01/2021           6,185
    3,310    Cook County School District No. 159 GO
               School Bonds, Series 2007, Floater
               Certificates, Series 2007-83Z (INS)(LIQ)(a)               3.92         12/01/2025           3,310
    4,200    Development Finance Auth. PCRB, Series 1993                 4.00          1/01/2016           4,200
             Development Finance Auth. RB,
    2,165      Series 1997 (LOC - National City Bank)                    3.93          5/01/2018           2,165
    1,455      Series 1998 (LOC - Northern Trust Co.)                    4.10          8/01/2022           1,455
    2,755      Series 2003 (Jewish Council for Youth
               Services Project) (LOC - Harris, N.A.)                    3.85          9/01/2028           2,755
    2,830      Series 2003 (LEARN Charter School Project)
               (LOC - Harris, N.A.)                                      3.85          9/01/2033           2,830
    3,325    Finance Auth. RB, Series 2006
               (LOC - Fifth Third Bank)                                  3.94          3/01/2031           3,325
    4,500    Finance Auth. Student Housing RB,
               Series 2006A (LOC - Banco Santander
               Central Hispano)                                          3.91          7/01/2038           4,500
   18,190    Greater Chicago Metropolitan Water
               Reclamation District GO RB, Series 2006,
               ABN AMRO MuniTOPS Certificates Trust,
               Series 2006-29 (LIQ)(a)                                   3.93          6/01/2014          18,190
             Metropolitan Pier and Exposition Auth. RB,
               Series 2002A,
   19,310      SPEAR, Series DB-307 (LIQ)(INS)(a)                        3.99          6/15/2034          19,310
   30,000      SPEAR, Series DB-331 (LIQ)(INS)(a)                        3.96         12/15/2034          30,000
    5,140    Quincy, Adams County RB, Series 1997
               (LOC - Bank of America, N.A.)                             3.96          6/01/2022           5,140
   24,940    Regional Transportation Auth. GO,
               Series 2001A, P-FLOAT, Series PT-3871
               (LIQ)(INS)(a)                                             3.92          7/01/2031          24,940
    4,249    Springfield Airport Auth. RB, Series 1986                   3.96         10/15/2016           4,249
   10,000    Toll Highway Auth. RB, Series 2006A-2,
               ABN AMRO MuniTOPS Certificates Trust,
               Series 2006-44 (LIQ)(INS)(a)                              3.93          7/01/2014          10,000
                                                                                                      ----------
                                                                                                         173,074
                                                                                                      ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
             INDIANA (2.0%)
  $ 5,515    Bond Bank RB, Series 2002B
               (LOC - Huntington National Bank)                          4.00%         1/01/2025      $    5,515
      663    Crawfordsville Economic Development RB,
               Series 1999B (LOC - Federal Home Loan
               Bank - Indianapolis)                                      3.96          1/01/2030             663
    9,220    Development Finance Auth. Educational
               Facilities RB, Series 2003
               (LOC - Key Bank, N.A.)                                    3.91          1/01/2023           9,220
    5,000    Finance Auth. Educational Facilities RB,
               Series 2006 (LOC - National City Bank)                    3.93         11/01/2027           5,000
             Huntington Economic Development RB,
    1,300      Series 1990                                               4.33          6/26/2014           1,300
    1,840      Series 1998 (LOC - Wells Fargo Bank, N.A.)                3.94         12/01/2025           1,840
    1,915      Series 2007 (LOC - National City Bank)                    3.91          8/01/2037           1,915
   13,600    Municipal Power Agency RB,
               Series 1993B, EAGLE Tax-Exempt Trust,
               Series 1998 (LIQ)(INS)(a)                                 3.93          1/01/2016          13,600
    2,175    Seymour Economic Development RB,
               Series 2002 (LOC - National City Bank)                    3.95         10/01/2022           2,175
    2,100    St. Joseph County Economic Development RB,
               Series 2002 (LOC - Wells Fargo Bank, N.A.)                3.94          6/01/2022           2,100
    5,830    Winona Lake Economic Development RB,
               Series 2006 (LOC - Fifth Third Bank)                      3.91          6/01/2031           5,830
                                                                                                      ----------
                                                                                                          49,158
                                                                                                      ----------
             IOWA (2.6%)
    6,850    Chillicothe PCRB, Series 1993                               4.00          1/01/2023           6,850
   12,750    Council Bluffs PCRB, Series 1995                            4.00          1/01/2025          12,750
    8,000    Finance Auth. RB, Series 1985A (NBGA)                       3.91         11/01/2015           8,000
   34,900    Louisa County PCRB, Series 1994                             3.95         10/01/2024          34,900
    2,100    Sheldon RB, Series 1997                                     4.14         11/01/2015           2,100
                                                                                                      ----------
                                                                                                          64,600
                                                                                                      ----------
             KANSAS (0.2%)
    4,175    North Newton Health Care Facilities RB,
               Series 2003 (LOC - U.S. Bank, N.A.)                       3.94          1/01/2023           4,175
                                                                                                      ----------
             KENTUCKY (1.6%)
    2,010    Boone County Industrial Building RB,
               Series 2001 (LOC - JPMorgan Chase
               Bank, N.A.)                                               4.10         11/01/2021           2,010

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
  $ 2,000    Frankfort Economic Development RB,
               Series 1990                                               4.33%         5/07/2014      $    2,000
             Hancock County Industrial Building RB,
    9,005      Series 1990 (LOC - SunTrust Bank)                         3.99          7/01/2010           9,005
    9,490      Series 1991 (LOC - SunTrust Bank)                         3.99          7/01/2011           9,490
   10,000      Series 1992A (LOC - Wachovia Bank, N.A.)                  3.94          7/01/2012          10,000
    1,980    Lexington-Fayette Urban County
               Government RB, Series 2001
               (LOC - JPMorgan Chase Bank, N.A.)                         4.10          7/01/2021           1,980
             Mason County PCRB,
    4,500      Series 1984B-1 (NBGA)                                     3.91         10/15/2014           4,500
    1,350      Series 1984B-2 (NBGA)                                     3.91         10/15/2014           1,350
                                                                                                      ----------
                                                                                                          40,335
                                                                                                      ----------
             LOUISIANA (4.9%)
             Ascension Parish PCRB,
    1,550      Series 1990                                               4.33          9/01/2010           1,550
    2,400      Series 1992                                               4.33          3/01/2011           2,400
             Gas and Fuels Tax RB,
   11,550      Series 2006A, EAGLE Tax-Exempt Trust,
               Series 20060137 (LIQ)(INS)(a)                             3.93          5/01/2036          11,550
    9,900      Series 2006A, EAGLE Tax-Exempt Trust,
               Series 20060148 (LIQ)(INS)(a)                             3.93          5/01/2036           9,900
   40,000    Jefferson Sales Tax District RB,
               Series 2007 (INS)(LIQ)                                    3.94         12/01/2022          40,000
             Municipal Securities Trust Certificates,
   18,910      Series 2007 BNY1 (LIQ)(LOC - Bank of
               New York)(a)                                              3.95          5/29/2014          18,910
    6,050      Series 2007 BNY7 (LIQ)(LOC - Bank of
               New York)(a)                                              3.95          6/24/2022           6,050
             Public Facilities Auth. Equipment and Capital
               Facilities Pooled Loan Program RB,
    4,185      Series 2000 (LOC - Capital One, N.A.)                     3.99          7/01/2027           4,185
    1,675      Series 2001 (LOC - Capital One, N.A.)                     3.99          7/01/2023           1,675
    4,350      Series 2001B (LOC - Capital One, N.A.)                    3.99          7/01/2023           4,350
    3,615    Public Facilities Auth. IDRB,
               Series 1996 (LOC - Regions Bank)                          4.00         12/01/2014           3,615
    1,100    Public Facilities Auth. PCRB, Series 1992                   4.33          8/01/2017           1,100
             Public Facilities Auth. RB,
    9,660      Series 1999 (LOC - Bank of New York)                      3.95          4/01/2021           9,660
    2,020      Series 2003A, Municipal Securities Trust
               Certificates, Series 5020 (LIQ)(LOC - Branch
               Banking & Trust Co.)(a)                                   3.94          7/01/2018           2,020

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
  $ 5,500    West Baton Rouge Parish Industrial
               District No. 3 RB, Series 1994B                           4.17%        12/01/2016      $    5,500
                                                                                                      ----------
                                                                                                         122,465
                                                                                                      ----------
             MARYLAND (2.1%)
    1,000    Baltimore County IDA RB, Series 1994                        4.18          3/01/2014           1,000
    8,630    Health and Higher Educational Facilities Auth. RB,
               Series 2007, Floater-TR, Series 2007-FC7 (LIQ)(NBGA)(a)   3.95          5/15/2046           8,630
   21,750    Montgomery County Auth. Golf Course
               System RB, Series 2002
               (LOC - Manufacturers & Traders Trust Co.)                 3.94         12/01/2027          21,750
   20,200    Montgomery County MFH RB,
               Series 1993, Issue I (NBGA)(a)                            3.86         11/01/2020          20,200
                                                                                                      ----------
                                                                                                          51,580
                                                                                                      ----------
             MASSACHUSETTS (0.3%)
    8,400    Industrial Development Finance Agency RB,
               Series 1985 (LOC - Wachovia Bank, N.A.)                   3.87          4/01/2010           8,400
                                                                                                      ----------
             MICHIGAN (3.7%)
   14,580    Georgetown Township EDC RB, Series 2005
               (LOC - Huntington National Bank)                          3.95         11/01/2019          14,580
    7,300    Job Development Auth. PCRB, Series 1985
               (LOC - Sumitomo Mitsui Banking Corp.)                     4.00         10/01/2008           7,300
   32,140    Oakland County EDC Limited Obligation RB,
               Series 2004 (LOC - Fifth Third Bank)                      3.92          3/01/2029          32,140
             State Building Auth. RB,
   10,500      Series 2006IA, EAGLE Tax-Exempt Trust,
               Series 20060142 (LIQ)(INS)(a)                             3.93         10/15/2036          10,500
    7,100      Series 2006IA, EAGLE Tax-Exempt Trust,
               Series 20060156 (LIQ)(INS)(a)                             3.93         10/15/2036           7,100
   11,945      Series 2006IA, ROC Trust II-R,
               Series 717PB (LIQ)(INS)(a)                                3.93         10/15/2036          11,945
   10,000    Strategic Fund Limited Obligation RB,
               Series 2003B-1                                            4.10          6/01/2014          10,000
                                                                                                      ----------
                                                                                                          93,565
                                                                                                      ----------
             MINNESOTA (1.7%)
    3,180    Canby Community Hospital District No.1 RB,
               Series 1997                                               4.14         11/01/2026           3,180

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
             GO,
 $ 12,605      P-FLOAT, Series EC-1059 (LIQ)(a)                          3.97%         8/01/2013      $   12,605
    7,595      P-FLOAT, Series EC-1060 (LIQ)(a)                          3.97         11/01/2018           7,595
    4,500    North Suburban Hospital District Commercial
               Development Refunding RB, Series 2002
               (LOC - Wells Fargo Bank, N.A.)                            3.89          2/01/2013           4,500
   16,010    State GO, Series 2000, EAGLE Tax-Exempt
               Trust, Series 20002301 (LIQ)(a)                           3.93          6/01/2020          16,010
                                                                                                      ----------
                                                                                                          43,890
                                                                                                      ----------
             MISSISSIPPI (0.9%)
   20,000    Business Finance Corp. RB,
               Series 2006 (LOC - Regions Bank)                          3.93         10/01/2018          20,000
    1,255    Hospital Equipment and Facilities Auth. RB,
               Series 2000 (LOC - Regions Bank)                          3.94          7/01/2015           1,255
    1,440    Jackson County PCRB, Series 1993                            4.00          6/01/2023           1,440
                                                                                                      ----------
                                                                                                          22,695
                                                                                                      ----------
             MISSOURI (2.1%)
    4,864    Branson Creek Community Improvement
               District Special Assessment Bonds,
               Series 2002 (LOC - Regions Bank)                          4.10          3/01/2022           4,864
             Health and Educational Facilities Auth. RB,
    4,500      Series 1998B (LOC - Allied Irish Banks plc)               3.90          6/01/2023           4,500
    8,950      Series 2000 (LOC - Commerce Bank, N.A.)                   3.97          7/01/2025           8,950
    1,460      Series 2003 (LOC - Southwest Bank of St. Louis)           3.95          6/01/2023           1,460
   16,325      Series 2007 (LOC - National City Bank)                    4.11          7/15/2037          16,325
    6,600    Jackson County IDA Auth. RB,
               Series 2005 (LOC - Commerce Bank, N.A.)                   3.97          7/01/2025           6,600
    8,895    Kansas City MFH RB, Series 1995 (NBGA)                      3.88          9/01/2025           8,895
                                                                                                      ----------
                                                                                                          51,594
                                                                                                      ----------
             MULTI-STATE (18.7%)
   18,480    BB&T Municipal Trust
               Series 2007-4, Floater Certificate,
               Series 1003 (LIQ)(LOC - Branch
               Banking & Trust Co.)(a)                                   3.93          4/01/2022          18,480
             P-FLOAT,
   88,555      Series EC-001 (INS)(LIQ)(a)                               4.02         10/01/2035          88,555
    8,105      Series PZP-020 (INS)(LIQ)(NBGA)(a)                        4.04          8/01/2031           8,105
             PUTTER,
   88,060      Series 1632P (INS)(LIQ)(a)                                4.01          4/01/2013          88,060
  240,785      Series 1751P (INS)(LIQ)(NBGA)(a)                          4.04         12/01/2010         240,785

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
  $   694    Tobacco Settlement Financing Corp. RB,
               Series 2007, Floater Certificate,
               Series 2006-1789 (LIQ)(NBGA)(a)                           4.04%         6/01/2047      $      694
   23,860    UBS Municipal CRVS Floaters,
               Series 2007-GM01 (INS)(LIQ)(NBGA)(a)                      3.94          8/01/2036          23,860
                                                                                                      ----------
                                                                                                         468,539
                                                                                                      ----------
             NEBRASKA (0.1%)
    2,130    Sarpy County PCRB, Series 1995                              4.18          7/01/2013           2,130
                                                                                                      ----------
             NEW HAMPSHIRE (0.6%)
    4,295    Health and Education Facilities Auth. RB,
               Series 2007 (LOC - TD Banknorth, N.A.)                    3.92          9/01/2037           4,295
   10,790    Higher Educational and Health Facilities RB,
               Series 1996 (LOC - Lloyds TSB Bank plc)                   3.88          5/01/2026          10,790
                                                                                                      ----------
                                                                                                          15,085
                                                                                                      ----------
             NEW JERSEY (0.7%)
   13,430    Camden County Improvement Auth. RB,
               Series 2004B (LOC - Commerce Bank, N.A.,
               Cherry Hill)                                              3.94          8/01/2032          13,430
    3,450    EDA RB, Series 2003 (Baptist Home Society)
               (LOC - Valley National Bank)                              3.97          3/01/2031           3,450
                                                                                                      ----------
                                                                                                          16,880
                                                                                                      ----------
             NEW YORK (0.4%)
    5,745    New York City Transitional Finance Auth. RB,
               Fiscal 2007 Series A-1, P-FLOAT,
               Series EC-1036 (LIQ)(a)                                   3.95          8/01/2020           5,745
    3,935    Urban Development Corp. RB,
               Series 2004A-2, P-FLOAT,
               Series EC-1109 (INS)(LIQ)(a)                              3.95          3/15/2019           3,935
                                                                                                      ----------
                                                                                                           9,680
                                                                                                      ----------
             OHIO (2.7%)
    9,700    Air Quality Development Auth. RB,
               Series 1995B                                              4.10          9/01/2030           9,700
    3,000    Cadiz Health Care Facilities RB
               (LOC - National City Bank)                                3.91          1/01/2033           3,000
    6,365    Cincinnati School District COP,
               Series 2006, EAGLE Tax-Exempt Trust,
               Series 20060155 (LIQ)(INS)(a)                             3.93         12/15/2032           6,365
    6,000    Clarke County IDA RB (LOC - Deutsche Bank AG)               4.12         12/01/2010           6,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
  $ 1,765    Clermont County Economic Development RB,
               Series 2002 (LOC - Fifth Third Bank)                      3.94%         8/01/2022      $    1,765
    8,385    Crawford County Hospital Facilities RB,
               Series 2003 (LOC - Huntington National Bank)              3.95         10/01/2023           8,385
    1,145    Cuyahoga County IDRB, Series 2000
               (LOC - JPMorgan Chase Bank, N.A.)                         4.18         11/01/2019           1,145
             Higher Educational Facility RB,
    4,205      Series 2000A (LOC - Fifth Third Bank)                     3.96          9/01/2020           4,205
    4,835      Series 2006 (LOC - Huntington National Bank)              3.95          6/01/2026           4,835
    3,600    Hilliard IDRB, Series 2003 (LOC - U.S. Bank, N.A.)          3.94          8/01/2012           3,600
   13,795    Lorain County Hospital Facilities RB,
               Series 2001 (LOC - National City Bank)                    3.93          5/01/2026          13,795
    2,800    Meigs County IDRB, Series 2003
               (LOC - U.S. Bank, N.A.)                                   3.94          8/01/2012           2,800
    3,000    Warren County IDRB, Series 2003
               (LOC - U.S. Bank, N.A.)                                   3.94          8/01/2012           3,000
                                                                                                      ----------
                                                                                                          68,595
                                                                                                      ----------
             OKLAHOMA (3.9%)
    8,400    Garfield County Industrial Auth. PCRB, Series 1995A         3.95          1/01/2025           8,400
             Muskogee Industrial Trust PCRB,
   32,400      Series 1995A                                              3.89          1/01/2025          32,400
   48,400      Series 1997A                                              3.89          6/01/2027          48,400
    2,900    State IDA RB, Series 1998
               (LOC - JPMorgan Chase Bank, N.A.)                         4.10          8/01/2018           2,900
    6,390    Tulsa Industrial Auth. RB, Series 2006
               (LOC - Bank of Oklahoma, N.A.)                            4.04         11/01/2026           6,390
                                                                                                      ----------
                                                                                                          98,490
                                                                                                      ----------
             OREGON (1.6%)
    2,145    Forest Grove Student Housing RB,
               Series 2007, SPEAR, Series DBE-133
               (LIQ)(LOC - Deutsche Bank AG)(a)                          4.02          3/01/2037           2,145
   38,100    Port of Portland Public Grain Elevator RB,
               Series 1984 (LOC - Bank of Tokyo-Mitsubishi
               UFJ, Ltd.)                                                4.01         12/01/2014          38,100
                                                                                                      ----------
                                                                                                          40,245
                                                                                                      ----------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
             PENNSYLVANIA (1.6%)
  $ 1,000    Chartiers Valley Industrial and Commercial
               Development Auth. RB, Series 1982                         4.24%        11/15/2017      $    1,000
    5,500    Chester County IDA RB,
               Series 2007 (LOC - Fulton Bank)                           3.92          1/01/2038           5,500
    3,000    Elizabethtown IDA College RB, Series 2006
               (LOC - Fulton Bank)                                       3.94          6/15/2029           3,000
    7,400    Lancaster Municipal Auth. RB,
               Series 2006C (LOC - Fulton Bank)                          3.92          5/01/2036           7,400
    9,550    Reading School District GO, Series 2003B,
               SPEAR, Series DB-325 (LIQ)(INS)(a)                        3.96          1/15/2034           9,550
   13,625    Schuylkill County IDA RB, Series 2001                       4.12          4/01/2021          13,625
                                                                                                      ----------
                                                                                                          40,075
                                                                                                      ----------
             PUERTO RICO (0.1%)
    3,187    Government Development Bank CP, Floater-TR,
               Series 2007 F5 (LIQ)(NBGA)(a)                             3.90         11/16/2007           3,187
                                                                                                      ----------
             SOUTH CAROLINA (0.7%)
    4,015    Educational Facilities Auth. RB, Series 2005A
               (LOC - National Bank of South Carolina)                   3.89         11/01/2025           4,015
    2,000    Jobs EDA Healthcare Facilities RB,
               Series 2006A (LOC - National Bank of
               South Carolina)                                           3.89          5/01/2021           2,000
             Jobs EDA Hospital Facilities RB,
    8,150      Series 2005 (LOC - SunTrust Bank)                         4.00         11/01/2035           8,150
    4,000      Series 2006 (LOC - National Bank of
               South Carolina)                                           3.89          5/01/2031           4,000
                                                                                                      ----------
                                                                                                          18,165
                                                                                                      ----------
             SOUTH DAKOTA (0.7%)
             State Health and Educational Facilities Auth. RB,
    9,335      Series 1997                                               4.14         11/01/2027           9,335
    4,215      Series 2000                                               4.14         11/01/2025           4,215
    3,975      Series 2001B                                              4.14         11/01/2020           3,975
                                                                                                      ----------
                                                                                                          17,525
                                                                                                      ----------
             TENNESSEE (0.1%)
    2,200    Williamson County IDB RB, Series 2003
               (LOC - SunTrust Bank)                                     3.96          4/01/2023           2,200
                                                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
             TEXAS (8.6%)
  $ 2,155    Bell County Health Facilities Development
               Corp. RB, Series 1998 (LOC - JPMorgan
               Chase Bank, N.A.)                                         4.10%         5/01/2023      $    2,155
   10,265    Birdville ISD Tax School Building and
               Refunding Bonds, Series 2007, Municipal
               Securities Trust Certificates,
               Series 2007-297 (LIQ)(NBGA)(a)                            3.92          2/16/2015          10,265
    2,850    Boerne GO, Series 2007, P-FLOAT,
               Series PT-4398 (INS)(LIQ)(a)                              3.99          3/01/2031           2,850
   19,995    Brownsville Utilities System Improvement RB,
               Series 2005, ABN AMRO MuniTOPS
               Certificates Trust, Series 2005-41 (LIQ)(INS)(a)          3.93          9/01/2013          19,995
    2,665    Cameron Education Corp. RB, Series 2001
               (LOC - JPMorgan Chase Bank, N.A.)                         4.10          6/01/2031           2,665
    4,995    Clear Creek ISD GO, Series 2007,
               ABN AMRO MuniTOPS Certificates Trust,
               Series 2007-62 (LIQ)(NBGA)(a)                             3.94          2/15/2015           4,995
    9,105    Crawford Education Facilities Corp. RB,
               Series 2004A (LOC - BNP Paribas)                          3.93          5/01/2035           9,105
    4,955    El Paso ISD Unlimited Tax School
               Building Bonds, Series 2007, SPEAR,
               Series DB-266 (LIQ)(NBGA)(a)                              3.95          8/15/2022           4,955
   12,760    Fort Bend County Limited Tax Bonds,
               Series 2007, SPEAR, Series DB-252
               (LIQ)(INS)(a)                                             3.95          3/01/2022          12,760
    5,600    Friendship ISD Unlimited Tax School
               Building Bonds, Series 2007, SPEAR,
               Series DB-265 (LIQ)(NBGA)(a)                              3.95          2/15/2024           5,600
   13,335    Houston Airport System RB,
               Series 2002B, EAGLE Tax-Exempt Trust,
               Series 20060123 (LIQ)(INS)(a)                             3.93          7/01/2032          13,335
   12,225    Houston Combined Utility System RB,
               Series 2007A, SPEAR,
               Series DB-268 (LIQ)(INS)(a)                               3.95         11/15/2026          12,225
    8,385    Houston Utility System RB, ROC Trust II-R,
               Series 9097 (LIQ)(INS)(a)                                 3.92         11/15/2036           8,385
    5,000    Houston Water and Sewer System RB,
               Series 2002A, P-FLOAT,
               Series PT-4210 (LIQ)(INS)(a)                              3.95         12/01/2032           5,000
    5,400    Jewett EDC IDRB, Series 2002B                               3.97          8/01/2009           5,400

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
  $ 4,050    Judson ISD GO, Series 2007, P-FLOAT,
               Series EC-1033 (LIQ)(NBGA)(a)                             3.97%         2/01/2035      $    4,050
    5,035    Katy ISD GO, ABN AMRO MuniTOPS
               Certificates Trust, Series 2006-62
               (LIQ)(NBGA)(a)                                            3.93          8/15/2027           5,035
   16,230    Lake Travis ISD Unlimited Tax School
               Building RB, Series 2006, ABN AMRO
               MuniTOPS Certificates Trust,
               Series 2006-18 (LIQ)(NBGA)(a)                             3.93          2/15/2014          16,230
    2,200    McAllen Health Facilities
               Development Corp. RB, Series 1984
               (LOC - Bank of America, N.A.)                             4.00         12/01/2024           2,200
   10,495    Midlothian ISD Unlimited Tax School
               Building and RB, Series 2005, ABN AMRO
               MuniTOPS Certificates Trust,
               Series 2006-58 (LIQ)(NBGA)(a)                             3.93          8/15/2013          10,495
    1,800    North Central IDA RB, Series 1983                           4.33         10/01/2013           1,800
    6,000    San Antonio Water System RB,
               Series 2005, EAGLE Tax-Exempt Trust,
               Series 20060005 (LIQ)(INS)(a)                             3.93          5/15/2040           6,000
   14,470    Tarrant County Housing Finance Corp. RB,
               Series 1994, P-FLOAT, Series MT-306
               (LIQ)(NBGA)(a)                                            4.01         11/01/2029          14,470
             Transportation Commission GO,
   19,500      Series 2006A, EAGLE Tax-Exempt Trust,
               Series 20060122 (LIQ)(a)                                  3.93          4/01/2033          19,500
    9,090      Series 2006A, EAGLE Tax-Exempt Trust,
               Series 20060126 (LIQ)(a)                                  3.93          4/01/2035           9,090
    7,700    Trinity River IDA RB, Series 1997                           4.20          1/01/2013           7,700
                                                                                                      ----------
                                                                                                         216,260
                                                                                                      ----------
             UTAH (1.0%)
    2,900    Box Elder County PCRB, Series 2002                          3.97          4/01/2028           2,900
   11,200    Salt Lake County PCRB, Series 1994                          4.05          2/01/2008          11,200
   10,000    State Board Regents RB, Series 1998A,
               P-FLOAT, Series PT-4321 (LIQ)(INS)(a)                     3.95          4/01/2029          10,000
                                                                                                      ----------
                                                                                                          24,100
                                                                                                      ----------
             VERMONT (0.6%)
   16,110    University Agricultural College GO,
               Series 2007, ROC Trust II-R,
               Series 8050 (INS)(LIQ)(a)                                 3.92         10/01/2027          16,110
                                                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
             VIRGINIA (0.8%)
  $ 3,255    Community Development Auth. RB,
               Series 2007A, P-FLOAT,
               Series PT-4392 (LIQ)(NBGA)(a)                             4.14%         3/01/2036      $    3,255
   17,285    Harrisonburg Redevelopment and
               Housing Auth. RB, Series 1985, P-FLOAT,
               Series MT-323 (LIQ)(NBGA)(a)                              4.01          2/01/2026          17,285
      300    Loudoun County IDA RB, Series 2003A                         4.05          2/15/2038             300
                                                                                                      ----------
                                                                                                          20,840
                                                                                                      ----------
             WASHINGTON (1.5%)
    1,980    Economic Development Finance Auth. RB,
               Series 2006C (LOC - Bank of America, N.A.)                3.89          6/01/2029           1,980
    4,000    Housing Finance Commission RB,
               Series 2007A (LOC - Key Bank, N.A.)                       3.88          7/01/2038           4,000
    8,090    Port of Seattle Intermediate Lien RB,
               Series 2005A, SPEAR,
               Series DB-273 (LIQ)(INS)(a)                               3.95          3/01/2019           8,090
    8,340    Port of Tacoma GO, Series 2006,
               ABN AMRO MuniTOPS Certificates Trust,
               Series 2006-86 (LIQ)(INS)(a)                              3.93          6/01/2025           8,340
    5,345    State GO, Series 2007C, ROC Trust II-R,
               Series 7059 (LIQ)(INS)(a)                                 3.92          1/01/2027           5,345
   10,575    State Higher Education Facilities Auth. RB,
               Series 2001                                               3.93         10/01/2031          10,575
                                                                                                      ----------
                                                                                                          38,330
                                                                                                      ----------
             WEST VIRGINIA (0.7%)
    2,775    Harrison County Commercial Development RB,
               Series 2004 (LOC - U.S. Bank, N.A.)                       3.94         12/01/2012           2,775
    8,630    Marshall County PCRB, Series 1994                           4.00          3/01/2026           8,630
    3,100    Monongalia County Commercial Development RB,
               Series 2004 (LOC - U.S. Bank, N.A.)                       3.94         12/01/2012           3,100
    2,200    Ripley Commercial Development RB,
               Series 2004 (LOC - U.S. Bank, N.A.)                       3.94         12/01/2012           2,200
                                                                                                      ----------
                                                                                                          16,705
                                                                                                      ----------
             WISCONSIN (1.4%)
             Health and Educational Facilities Auth. RB,
      895      Series 2001 (LOC - JPMorgan Chase Bank, N.A.)             4.10          5/01/2026             895
    5,810      Series 2006A, P-FLOAT,
               Series MT-339 (LIQ)(NBGA)(a)                              4.01          8/15/2018           5,810

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
  $12,340      Series 2006A, SPEAR, Series DBE-121
               (LIQ)(LOC - Deutsche Bank AG)(a)                          4.02%         6/01/2026      $   12,340
    8,000    Milwaukee IDRB, Series 1995                                 3.90          9/01/2015           8,000
    7,250    Sheboygan PCRB, Series 1995                                 3.90          9/01/2015           7,250
                                                                                                      ----------
                                                                                                          34,295
                                                                                                      ----------
             WYOMING (0.2%)
    4,000    Platte County RB, Series 1984A (NBGA)                       4.05          7/01/2014           4,000
                                                                                                      ----------
             Total Variable-Rate Demand Notes (cost: $2,290,292)                                       2,290,292
                                                                                                      ----------
             PUT BONDS (5.4%)

             COLORADO (0.9%)
    7,000    Bachelor Gulch Metropolitan District GO,
               Series 2004 (LOC - Compass Bank)                          3.70         12/01/2023           7,000
             Central Platte Valley Metropolitan District GO,
    3,000      Series 2001B (LOC - BNP Paribas)                          3.70         12/01/2031           3,000
    3,200      Series 2006 (LOC - BNP Paribas)                           3.70         12/01/2036           3,200
    4,510    Parker Automotive Metropolitan District GO,
               Series 2005 (LOC - U.S. Bank, N.A.)                       3.70         12/01/2034           4,510
    5,915    Triview Metropolitan District GO,
               Series 2003A (LOC - Compass Bank)                         3.75         11/01/2023           5,915
                                                                                                      ----------
                                                                                                          23,625
                                                                                                      ----------
             FLORIDA (1.5%)
   38,300    Sarasota County Public Hospital District RB,
               Series 1996A                                              3.86         10/01/2028          38,300
                                                                                                      ----------
             MISSISSIPPI (0.4%)
    9,245    Claiborne County PCRB, Series 1985G-1 (NBGA)                3.82         12/01/2015           9,245
                                                                                                      ----------
             MONTANA (1.1%)
             Board of Investments Municipal Finance
               Consolidation Act Bonds,
    9,605      Series 1997 (NBGA)                                        3.85          3/01/2017           9,605
   12,200      Series 1998 (NBGA)                                        3.85          3/01/2018          12,200
    6,485      Series 2003 (NBGA)                                        3.85          3/01/2028           6,485
                                                                                                      ----------
                                                                                                          28,290
                                                                                                      ----------
             NEW YORK (0.7%)
   17,595    New York City GO, Series 2007D, P-FLOAT,
               Series PT-3823 (LIQ)(LOC - Dexia
               Credit Local)(a)                                          3.71          2/01/2016          17,595
                                                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
             TEXAS (0.4%)
  $ 4,800    Aledo ISD Unlimited Tax School Building RB,
               Series 2006A (LIQ)(NBGA)                                  3.75%         8/01/2035      $    4,800
    5,535    Northside ISD GO, Series 2006A (LIQ)(NBGA)                  3.75          8/01/2033           5,535
                                                                                                      ----------
                                                                                                          10,335
                                                                                                      ----------
             VIRGINIA (0.4%)
    8,595    Stafford County and Staunton IDA RB,
               Series 2006C, Solar Eclipse,
               Series 2007-0024 (LIQ)(INS)(a)                            3.65          2/01/2015           8,595
                                                                                                      ----------
             Total Put Bonds (cost: $135,985)                                                            135,985
                                                                                                      ----------
             FIXED-RATE INSTRUMENTS (3.1%)

             ILLINOIS (0.2%)
    2,400    Cook County Community High School
               District No. 228 GO, Series 2007                          4.38         12/01/2007           2,403
    4,020    Cook County School District No. 89, 2006
               Educational Purposes Tax
               Anticipation Warrants                                     5.70          4/01/2008           4,056
                                                                                                      ----------
                                                                                                           6,459
                                                                                                      ----------
             MARYLAND (0.4%)
   10,000    Community Development Administration RB,
               Series 2006Q                                              3.59         12/14/2007          10,000
                                                                                                      ----------
             MINNESOTA (0.5%)
      800    Albany ISD No. 745 GO COI,
               Series 2007A (NBGA)                                       4.25          8/22/2008             803
    2,925    Chisholm ISD No. 695 GO COI,
               Series 2007A (NBGA)                                       4.25          8/25/2008           2,937
    3,200    Prior Lake-Savage Area Schools, ISD No.
               719 GO, Series 2007C (NBGA)                               4.25          1/24/2008           3,204
    2,085    Red Wing ISD GO, Series 2007B (NBGA)                        4.25          8/27/2008           2,093
    1,565    St. Anthony-New Brighton ISD No. 282
               GO COI, Series 2007C (NBGA)                               4.25          8/29/2008           1,571
    1,450    St. Cloud ISD No. 742 GO COI,
               Series 2007B (NBGA)                                       4.25          8/30/2008           1,456
                                                                                                      ----------
                                                                                                          12,064
                                                                                                      ----------
             MISSOURI (0.3%)
    6,625    Public Utilities Commission Interim
               Construction Notes, Series 2007                           4.75          9/01/2008           6,681
                                                                                                      ----------

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
             SOUTH DAKOTA (0.1%)
  $ 3,600    Rapid City Area School District 51-4 GO,
               Series 2007A                                              4.13%         5/20/2008      $    3,610
                                                                                                      ----------
             TEXAS (1.1%)
             Houston GO CP,
   10,000      Series 2007E                                              3.78         10/04/2007          10,000
   10,000      Series 2007E                                              3.70         10/15/2007          10,000
    7,000    North Central Health Facilities Development
               Corp. Hospital RB, Series 2002                            5.50          5/15/2008           7,073
                                                                                                      ----------
                                                                                                          27,073
                                                                                                      ----------
             WASHINGTON (0.2%)
    5,000    Lake Stevens School District No. 4,
               Snohomish County, Revenue Anticipation
               Notes, Series 2007                                        4.50         11/01/2007           5,002
                                                                                                      ----------
             WISCONSIN (0.3%)
    2,750    Menomonee Falls School District BAN,
               Series 2007A                                              4.46         12/01/2007           2,754
    4,500    New Richmond School District BAN                            4.13          6/06/2008           4,506
                                                                                                      ----------
                                                                                                           7,260
                                                                                                      ----------
             Total Fixed-Rate Instruments (cost: $78,149)                                                 78,149
                                                                                                      ----------

             TOTAL INVESTMENTS (COST: $2,504,426)                                                     $2,504,426
                                                                                                      ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at September 30, 2007, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

ASSETS
   Investments in securities (amortized cost approximates market value)          $2,504,426
   Cash                                                                                 112
   Receivables:
      Capital shares sold                                                             5,829
      Interest                                                                       13,063
                                                                                 ----------
         Total assets                                                             2,523,430
                                                                                 ----------
LIABILITIES
   Payables:
      Securities purchased                                                           12,100
      Capital shares redeemed                                                         4,166
      Dividends on capital shares                                                       147
   Accrued management fees                                                              574
   Accrued transfer agent's fees                                                        117
   Other accrued expenses and payables                                                   83
                                                                                 ----------
         Total liabilities                                                           17,187
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $2,506,243
                                                                                 ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                               $2,506,105
   Accumulated net realized gain on investments                                         138
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $2,506,243
                                                                                 ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                    2,506,105
                                                                                 ==========
   Net asset value, redemption price, and offering price per share               $     1.00
                                                                                 ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                    $47,503
                                                                      -------
EXPENSES
   Management fees                                                      3,460
   Administration and servicing fees                                    1,236
   Transfer agent's fees                                                1,053
   Custody and accounting fees                                            179
   Postage                                                                 64
   Shareholder reporting fees                                              42
   Trustees' fees                                                           4
   Registration fees                                                       25
   Professional fees                                                       47
   Other                                                                   23
                                                                      -------
      Total expenses                                                    6,133
   Expenses paid indirectly                                               (29)
                                                                      -------
      Net expenses                                                      6,104
                                                                      -------
NET INVESTMENT INCOME                                                  41,399
                                                                      -------
NET REALIZED GAIN ON INVESTMENTS
   Net realized gain                                                       85
                                                                      -------
Increase in net assets resulting from operations                      $41,484
                                                                      =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2007

                                                                9/30/2007           3/31/2007
                                                               ------------------------------
FROM OPERATIONS
   Net investment income                                       $   41,399         $    74,655
   Net realized gain on investments                                    85                  53
                                                               ------------------------------
      Increase in net assets resulting from operations             41,484              74,708
                                                               ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          (41,399)            (74,655)
                                                               ------------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      924,372           1,617,149
   Reinvested dividends                                            40,423              72,683
   Cost of shares redeemed                                       (877,924)         (1,663,733)
                                                               ------------------------------
      Increase in net assets from capital share transactions       86,871              26,099
                                                               ------------------------------
   Net increase in net assets                                      86,956              26,152

NET ASSETS
   Beginning of period                                          2,419,287           2,393,135
                                                               ------------------------------
   End of period                                               $2,506,243         $ 2,419,287
                                                               ==============================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    924,372           1,617,149
   Shares issued for dividends reinvested                          40,423              72,683
   Shares redeemed                                               (877,924)         (1,663,733)
                                                               ------------------------------
      Increase in shares outstanding                               86,871              26,099
                                                               ==============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Money Market Fund (the
         Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Pursuant  to Rule 2a-7  under the 1940 Act,  securities  in the
                 Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

              2. Securities for which  valuations  are not readily  available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date).

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

              Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of September 30, 2007.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended September 30, 2007, these custodian and other bank credits reduced the Fund's expenses by $29,000.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended September 30, 2007, the Fund paid CAPCO facility fees of $2,000, which represents 6.2% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2008, in accordance with applicable tax law.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year. For the six-month period ended September 30, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $3,460,000.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,236,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended September 30, 2007, the Fund reimbursed the Manager $19,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,053,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006,

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

              and is to be applied to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 will not result in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                           SIX-MONTH
                                          PERIOD ENDED
                                          SEPTEMBER 30,                         YEAR ENDED MARCH 31,
                                          -------------------------------------------------------------------------------------
                                                2007           2007           2006           2005           2004           2003
                                          -------------------------------------------------------------------------------------
Net asset value at beginning of period    $     1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                          -------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                         .02            .03            .02            .01            .01            .01
   Net realized gain                             .00(c)         .00(c)           -              -            .00(c)           -
                                          -------------------------------------------------------------------------------------
Total from investment operations                 .02            .03            .02            .01            .01            .01
                                          -------------------------------------------------------------------------------------
Less distributions:
   From net investment income                   (.02)          (.03)          (.02)          (.01)          (.01)          (.01)
                                          -------------------------------------------------------------------------------------
Net asset value at end of period          $     1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                          =====================================================================================
Total return (%)*                               1.69           3.19(d)        2.36           1.07            .71           1.14
Net assets at end of period (000)         $2,506,243     $2,419,287     $2,393,135     $1,886,910     $1,858,366     $1,989,187
Ratio of expenses to average
   net assets (%)**(b)                           .49(a)         .49(d)         .47            .47            .47            .47
Ratio of net investment income
   to average net assets (%)**                  3.35(a)        3.14           2.36           1.07            .71           1.13

 * Assumes reinvestment of all net investment income distributions during the period.
** For the six-month period ended September 30, 2007, average net assets were $2,472,403,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Represents less than $0.01 per share.
(d) For the year ended March 31, 2007, the Manager voluntarily reimbursed the Fund for excise tax expense incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

42

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2007, through September 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                     BEGINNING                ENDING                DURING PERIOD*
                                   ACCOUNT VALUE           ACCOUNT VALUE            APRIL 1, 2007 -
                                   APRIL 1, 2007        SEPTEMBER 30, 2007        SEPTEMBER 30, 2007
                                   -----------------------------------------------------------------
Actual                               $1,000.00               $1,016.90                  $2.47
Hypothetical
   (5% return before expenses)        1,000.00                1,022.55                   2.48

        *Expenses are equal to the Fund's annualized expense ratio of 0.49%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.69% for the six-month period of April 1, 2007, through September 30, 2007.

44

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's

46

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail tax-exempt money market funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional tax-exempt money market funds regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2006. The Board also noted that the Fund's percentile performance ranking was in the top 15% of its performance universe for the one-year period ended December 31, 2006, and in the top 10% of its performance universe for the three- and five-year periods ended December 31, 2006.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board

48

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of the services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted that the Fund's contractual management fees are higher than the asset-weighted average of funds at all asset levels in its peer group but that the Fund's actual management fee is below the median of its peer group and expense universe. The Board also took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager as well as the type of fund. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE NOW
          SELF-SERVICE  24/7    At  "Products  &  Services"   click
               AT  USAA.COM     "Investments" then "Mutual Funds"

                                View account balance, transactions, fund prices; or exchange/redeem fund shares. Go to "My Accounts" then "Investments"

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8181; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
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   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39598-1107    W                             (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    NOVEMBER 26, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 28, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    NOVEMBER 28, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.